Revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) unit	Dec. 31, 2021 CAD ($)
Revenue From Contracts With Customers [Abstract]
Number of specialized business operating units | unit	5
Contract liabilities recognised as of acquisition date	$ 3.1	$ 43.0
Deferred revenue	$ 264.8	$ 197.3
Percentage of gross revenue	1.00%	1.00%
Revenue from performance obligations unsatisfied (or partially unsatisfied)	$ 5,901.7	$ 5,134.3
Expected revenue recognition as contracts are completed	73.00%	78.00%
Timing expected to recognize revenue as contracts are completed	18 months